OneAscent Large Cap Core ETF
Schedule of Investments
May 31, 2022 - (Unaudited)
COMMON STOCKS — 87.78% Shares Fair Value
Consumer Discretionary — 8.21%
Copart , Inc.
(a)
3,060 $ 350,462
Fortune Brands Home & Security, Inc. 4,386 304,169
Gentex Corp. 25,674 797,948
Lennar Corp., Class A 3,060 245,565
LKQ Corp. 5,610 288,298
Lululemon Athletica , Inc.
(a)
459 134,345
Thor Industries, Inc. 13,880 1,054,463
Tractor Supply Co. 2,549 477,580
Williams-Sonoma, Inc. 2,200 281,424
YETI Holdings, Inc.
(a)
12,326 563,915
4,498,169
Consumer Staples — 2.06%
Clorox Co. (The) 1,938 281,707
Costco Wholesale Corp. 577 269,009
Estee Lauder Cos., Inc. (The), Class A 1,000 254,650
McCormick & Co., Inc. 3,455 320,348
1,125,714
Energy — 4.00%
EOG Resources, Inc. 4,998 684,526
Hess Corp. 3,876 477,019
ONEOK, Inc. 4,896 322,402
Pioneer Natural Resources Co. 2,550 708,747
2,192,694
Financials — 15.23%
Arch Capital Group Ltd.
(a)
14,688 697,092
Brown & Brown, Inc. 5,100 302,787
Cboe Global Markets, Inc. 3,070 344,792
Charles Schwab Corp. (The) 15,691 1,099,939
Chubb Ltd. 8,737 1,846,041
Cincinnati Financial Corp. 3,774 482,544
Everest Re Group Ltd. 1,734 489,855
Progressive Corp. (The) 6,630 791,489
RenaissanceRe Holdings Ltd. 2,040 313,181
SVB Financial Group
(a)
2,102 1,026,974
T. Rowe Price Group, Inc. 4,998 635,196
Willis Towers Watson PLC 1,428 301,408
8,331,298
Health Care — 13.62%
Align Technology, Inc.
(a)
2,990 830,144
Anthem, Inc. 3,510 1,788,730
Cigna Corp. 2,958 793,602
Danaher Corp. 5,814 1,533,850
Horizon Therapeutics PLC
(a)
4,284 384,232
Laboratory Corp. of America Holdings 1,122 276,820
PerkinElmer, Inc. 1,938 290,060
Vertex Pharmaceuticals, Inc.
(a)
5,814 1,561,931
7,459,369

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 87.78% - continued Shares Fair Value
Industrials — 7.03%
AMERCO 408 $ 199,912
Amphenol Corp., Class A 11,439 810,568
Cintas Corp. 1,122 446,926
Expeditors International of Washington, Inc. 3,443 374,736
Graco , Inc. 4,080 258,264
JB Hunt Transport Services, Inc. 1,632 281,651
Old Dominion Freight Line, Inc. 918 237,064
Sensata Technologies Holding PLC 14,979 719,441
Stanley Black & Decker, Inc. 2,142 254,234
Toro Co. (The) 3,264 269,247
3,852,043
Materials — 4.50%
Newmont Corp. 11,322 768,198
Sherwin-Williams Co. (The) 4,770 1,278,551
Steel Dynamics, Inc. 4,896 418,020
2,464,769
Real Estate — 2.08%
Crown Castle International Corp. 2,550 483,607
Jones Lang LaSalle, Inc.
(a)
1,224 241,520
Prologis, Inc. 3,264 416,095
1,141,222
Technology — 30.03%
Adobe, Inc.
(a)
1,360 566,413
Advanced Micro Devices, Inc.
(a)
10,489 1,068,410
Arista Networks, Inc.
(a)
4,896 500,763
Broadcom, Inc. 1,634 947,932
FactSet Research Systems, Inc. 912 348,183
Garmin Ltd. 5,891 622,207
Intuit, Inc. 2,119 878,241
KLA Corp. 2,232 814,345
Lam Research Corp. 980 509,629
Leidos Holdings, Inc. 3,366 351,747
MasterCard, Inc., Class A 3,570 1,277,596
Micron Technology, Inc. 13,971 1,031,619
Microsoft Corp. 13,936 3,788,781
NVIDIA Corp. 3,423 639,143
S&P Global, Inc. 2,453 857,274
TD SYNNEX Corp. 7,553 784,379
Universal Display Corp. 1,836 231,905
Verisk Analytics, Inc. 1,530 267,628
VMware, Inc., Class A 7,450 954,345
16,440,540
Utilities — 1.02%
WEC Energy Group, Inc. 5,304 557,291

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
Total Common Stocks/Investments — 87.78% (Cost $52,004,990 ) $ 48,063,109
Other Assets in Excess of Liabilities — 12.22% 6,693,835
NET ASSETS — 100.00% $ 54,756,944
(a) Non-income producing security.

OneAscent Core Plus Bond ETF
Schedule of Investments
May 31, 2022 - (Unaudited)
E
ASSET BACKED SECURITIES — 11.46%
Principal
Amount Fair Value
Century Plaza Towers, Series 2019-CPT, Class B, 3.00%, 11/13/2039
(a)(b)
$ 740,000 $ 646,927
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039
(a)
1,000,000 932,286
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/2034
(a)
1,000,000 982,750
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020-
609M, Class A, 2.25%, 10/15/2033 (US0001M + 1.370bps)
(a)(b)
1,000,000 973,024
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.34%,
9/10/2039
(a)(b)
2,650,000 2,300,558
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class
A, 2.38%, 7/15/2036 (US0001M + 1.500bps)
(a)(b)
1,000,000 987,764
One Bryant Park Trust, Series 2 019-OBP, Class A, 2.52%, 9/15/2054
(a)
1,100,000 976,982
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032
(a)
1,000,000 983,690
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/2032
(a)
1,000,000 978,761
STWD Mortgage Trust, Series 2021-LIH, Class AS, 2.13%, 11/15/2036
(US0001M + 1.257bps)
(a)(b)
1,000,000 959,674
STWD Mortgage Trust, Series 2021-LIH, Class B, 2.53%, 11/15/2036
(US0001M + 1.656bps)
(a)(b)
1,000,000 957,271
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057
(a)
1,000,000 976,511
Total Asset Backed Securities (Cost $12,886,598) 12,656,198
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.86%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%,
2/25/2032
(b)
1,000,000 951,694
Total Collateralized Mortgage Obligations (Cost $940,381) 951,694
CORPORATE BONDS — 47.14%
Communications — 2.6%
Alphabet, Inc., 1.10%, 8/15/2030 1,000,000 840,071
Magallanes, Inc., 5.05%, 3/15/2042
(a)
1,000,000 904,598
Verizon Communications, Inc., 3.40%, 3/22/2041 1,300,000 1,119,910
2,864,579
Consumer Discretionary — 2.4%
Magna International, Inc., 2.45%, 6/15/2030 1,000,000 877,235
Toyota Motor Credit Corp., MTN, 1.15%, 8/13/2027 1,000,000 884,914
Walmart, Inc., 1.80%, 9/22/2031 1,000,000 871,173
2,633,322
Consumer Staples — 1.4%
PepsiCo, Inc., 2.88%, 10/15/2049 1,000,000 831,217
Unilever Capital Corp., 2.63%, 8/12/2051 1,000,000 744,088
1,575,305
Energy — 1.5%
BP Capital Markets America, Inc., 2.77%, 11/10/2050 1,000,000 738,585
Equinor ASA, 3.95%, 5/15/2043 1,000,000 935,758
1,674,343
Financials — 12.7%
AerCap Ireland Capital DAC/AerCap Global, 3.85%, 10/29/2041 1,000,000 780,930
Asian Development Bank, MTN, 1.88%, 8/10/2022 1,000,000 1,000,953

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
CORPORATE BONDS — 47.14% - continued
Bank of America Corp., MTN, 0.98%, 9/25/2025 (SOFRRATE +
0.910bps)
(b)
$ 1,000,000 $ 938,863
Bank of America Corp., MTN, 3.38%, 4/2/2026 (SOFRRATE +
1.330bps)
(b)
1,000,000 985,854
Canadian Imperial Bank of Commerce, 3.60%, 4/7/2032 1,000,000 931,888
ING Groep N.V., 1.40%, 7/1/2026 (H15T1Y + 1.100bps)
(a)(b)
1,000,000 918,543
National Bank of Canada, MTN, 0.55%, 11/15/2024 (H15T1Y +
0.400bps)
(b)
1,000,000 961,169
OMERS Finance Trust, 3.50%, 4/19/2032
(a)
1,000,000 990,102
OMERS Finance Trust, 4.00%, 4/19/2052
(a)
1,000,000 951,724
Pattern Energy Operations, L.P., 4.50%, 8/15/2028
(a)
1,000,000 940,995
Province of Quebec Canada, 1.90%, 4/21/2031 1,000,000 898,125
Prudential Financial, Inc., 5.13%, 3/1/2052 (H15T5Y + 3.162bps)
(b)
1,000,000 962,505
Reinsurance Group of America, Inc., 3.90%, 5/15/2029 1,000,000 970,933
Starwood Property Trust, Inc., 4.38%, 1/15/2027
(a)
1,000,000 943,944
SVB Financial Group, 1.80%, 2/2/2031 1,000,000 791,455
13,967,983
Health Care — 1.5%
Gilead Sciences, Inc., 2.60%, 10/1/2040 1,000,000 760,337
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/2030 1,000,000 859,094
1,619,431
Industrials — 4.1%
Otis Worldwide Corp., 3.11%, 2/15/2040 1,000,000 805,841
Siemens Financieringsmaatschappij N.V., 1.20%, 3/11/2026 1,000,000 918,461
Tote Shipholdings, LLC, 3.40%, 10/16/2040 1,052,000 1,033,061
Vessel Management Services, Inc., 3.48%, 1/16/2037 996,000 986,440
Waste Management, Inc., 2.95%, 6/1/2041 1,000,000 809,067
4,552,870
Materials — 2.1%
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032
(a)
500,000 495,618
Newmont Corp., 2.25%, 10/1/2030 1,000,000 860,107
Sonoco Products Co., 1.80%, 2/1/2025 1,000,000 953,979
2,309,704
Multi-Nationals — 6.2%
European Investment Bank, 0.75%, 9/23/2030 1,000,000 840,900
Inter-American Investment Corp., 2.63%, 4/22/2025 1,000,000 992,397
International Bank for Reconstruction & Global Construction, 0.63%,
4/22/2025 1,000,000 940,727
International Financial Corp., Series GMTN, 0.50%, 3/20/2023 1,000,000 987,026
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026 1,000,000 924,035
United States International Development Finance, 3.43%, 6/1/2033 1,024,929 1,016,542
United States International Development Finance, 2.94%, 7/31/2033 1,125,276 1,087,612
6,789,239
Real Estate — 1.8%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026
(a)
1,000,000 925,300
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032 1,000,000 1,011,760
1,937,060

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
CORPORATE BONDS — 47.14% - continued
Technology — 0.9%
Apple, Inc., 3.00%, 6/20/2027 $ 1,000,000 $ 995 ,032
Utilities — 10.1%
AES Corp. (The), 2.45%, 1/15/2031 1,000,000 828,785
Ameren Illinois Co., 2.90%, 6/15/2051 1,000,000 767,453
Avangrid, Inc., 3.15%, 12/1/2024 1,311,000 1,299,519
Dominion Energy, Inc., 2.25%, 8/15/2031 1,000,000 847,888
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052 1,000,000 875,887
Duke Energy Progress, LLC, 3.45%, 3/15/2029 1,000,000 967,439
Interstate Power and Light Co., 3.50%, 9/30/2049 845,000 692,960
Korea East-West Power Company Ltd., 3.60%, 5/6/2025
(a)
1,250,000 1,257,633
New York State Electric & Gas Corp., 2.15%, 10/1/2031
(a)
1,000,000 847,372
Niagara Mohawk Power Corp., 1.96%, 6/27/2030
(a)
1,000,000 844,686
San Diego Gas & Electric Co., 2.95%, 8/15/2051 1,000,000 782,871
Sempra Energy, 4.88%, Perpetual (H15T5Y + 4.550bps)
(b)
1,000,000 967,722
TerraForm Power Operating, LLC, 5.00%, 1/31/2028
(a)
165,000 156,333
11,136,548
Total Corporate Bonds (Cost $54,024,406) 52,055,416
FOREIGN GOVERNMENTS — 1.00%
Canada Government International Bond, 2.88%, 4/28/2025 1,100,000 1,102,923
Total Foreign Governments (Cost $1,099,936) 1,102,923
MUNICIPAL BONDS — 2.51%
District of Columbia — 1.58%
District of Columbia, Revenue , 3.85%, 2/28/2025 1,750,000 1,743,726
New York — 0.93%
Metropolitan Transportation Authority, Revenue , 5.18%, 11/15/2049 1,000,000 1,030,714
Total Municipal Bonds (Cost $2,812,817) 2,774,440
TERM LOANS — 2.65%
Utilities — 1.8%
ExGen Renewables IV, LLC, 3.78%, 12/15/2027 (US0001M + 250bps)
(a)(b)
1,000,000 978,750
TerraForm Power Operating, LLC, 2.75%, 5/30/2029 (TSFR1M +
275bps)
(a)(b)
1,000,000 995,180
1,973,930
Industrials — 0.9%
LTR Intermediate Holdings, Inc., 5.69%, 5/7/2028 (US0001M + 450bps)
(a)
(b)
1,000,000 957,500
Total Term Loans (Cost $2,972,680) 2,931,430
U.S. GOVERNMENT & AGENCIES — 33.94%
Fannie Mae Pool, 2.00% , 7/1/2036 878,539 831,178
Fannie Mae Pool, 2.50% , 3/1/2037 976,294 946,335
Fannie Mae Pool, 2.00% , 6/1/2051 1,010,831 903,031
Fannie Mae Pool, 2.50% , 1/1/2052 2,357,998 2,175,974

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
U.S. GOVERNMENT & AGENCIES — 33.94% - continued
Fannie Mae Pool, 2.50% , 4/1/2052 $ 3,162,803 $ 2,917,863
Fannie Mae Pool, 3.00% , 4/1/2052 4,385,356 4,196,292
Fannie Mae Pool, 3.50% , 4/1/2052 2,976,097 2,921,319
Fannie Mae Pool, 3.50% , 5/1/2052 902,154 885,549
Federal National Mortgage Association, 0.88% , 8/5/2030 1,000,000 837,595
Freddie Mac Pool, 3.00% , 2/1/2052 263,662 251,956
Freddie Mac Pool, 2.00% , 3/1/2052 1,133,204 1,012,888
Ginnie Mae II Pool, 2.50% , 9/20/2051 1,649,147 1,552,242
Ginnie Mae II Pool, 3.00% , 12/20/2051 1,938,007 1,873,022
United States Treasury Note, 2.50% , 4/30/2024 2,225,000 2,224,826
United States Treasury Note, 2.75% , 5/15/2025 3,650,000 3,653,992
United States Treasury Note, 2.63% , 5/31/2027 2,458,000 2,437,069
United States Treasury Note, 2.88% , 5/15/2032 4,680,000 4,693,163
United States Treasury Note, 2.38% , 2/15/2042 483,000 419,153
United States Treasury Note, 3.25% , 5/15/2042 2,750,000 2,743,984
Total U.S. Government & Agencies (Cost $37,801,084) 37,477,431
Total Investments — 99.56% (Cost $112,537,902 ) 109,949,532
Other Assets in Excess of Liabilities — 0.44% 481,417
NET ASSETS — 100.00% $ 110,430,949
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.